Long -Term Debt ($235.3 Million Credit Facility) (Details) (USD $)	12 Months Ended	0 Months Ended	12 Months Ended			0 Months Ended			12 Months Ended
	Dec. 31, 2011	Mar. 31, 2008 $235.3 Million Credit Facility [Member]	Dec. 31, 2011 $235.3 Million Credit Facility [Member] D	Dec. 31, 2010 $235.3 Million Credit Facility [Member]	Dec. 31, 2011 LIBOR [Member] $235.3 Million Credit Facility [Member]	Mar. 17, 2008 13100 TEU Vessels [Member]	Dec. 28, 2007 13100 TEU Vessels [Member]	Mar. 31, 2008 13100 TEU Vessels [Member] $235.3 Million Credit Facility [Member]	Dec. 31, 2011 Korea Export Insurance Corporation (KEIC) [Member] $235.3 Million Credit Facility [Member]	Dec. 31, 2011 Korea Export Insurance Corporation (KEIC) [Member] LIBOR [Member] $235.3 Million Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility		$ 235,300,000	$ 182,168,000	$ 104,076,000
Maturity date		Feb. 06, 2024
Number of months after delivery date of last vessel, for first repayment date			6
Number of vessels	4					2	1	2
Maximum borrowing capacity			235,300,000
Expiration date for maximum borrowing capacity			Feb. 06, 2012
Delivered costs			65.00%
Maximum amount of refund guarantees for vessels			1,500,000
Increased refund guarantees			2,500,000
Maximum principal amount equal to the lesser			117,650,000
Number of days of the scheduled delivery date of the signing agreement			210
Insurance premium plus									56.00%
Insured amount									94,000,000
Maturity during post-delivery period									0
Insurance premium rate									1.52
Number of repayment dates			24
Interest rate					1.00%					0.70%
Weighted average rate of interest including the margin			1.21%	1.00%
Percentage commitment fee			0.35%
Prepayment of minimum amount			5,000,000
Increments in prepayment of minimum amount			1,000,000
Partial cancellation minimum amount			5,000,000
Increments in partial cancellation of minimum amount			$ 2,500,000
Number of loans			2